Goodwill and intangible assets	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and intangible assets
Goodwill and intangible assets
Goodwill
The changes in the carrying amount of goodwill from January 1, 2012 to December 31, 2013, were as follows (in thousands):

	Drilling & Subsea		Production & Infrastructure		Total
	2013	2012	2013	2012	2013	2012
Goodwill Balance at January 1, net	$616,520	$523,019	$79,279	$77,808	$695,799	$600,827
Acquisition	100,257	85,092	—	—	100,257	85,092
Purchase accounting adjustment	97	—	—	1,379	97	1,379
Impact of non-U.S. local currency translation	6,481	8,409	(316)	92	6,165	8,501
Goodwill Balance at December 31, net	$723,355	$616,520	$78,963	$79,279	$802,318	$695,799

The Company performs its annual impairment tests of goodwill as of December 31. There was no impairment of goodwill during the years ended December 31, 2013, 2012 and 2011. The fair values were determined using the net present value of the expected future cash flows for each reporting unit. Accumulated impairment losses on goodwill were $40.0 million as of December 31, 2013 and 2012.
Intangible assets
At December 31, 2013 and 2012, intangible assets consisted of the following, respectively (in thousands):

	December 31, 2013
	Gross carrying amount	Accumulated amortization	Net amortizable intangibles	Amortization period (in years)
Customer relationships	$283,171	$(67,435)	$215,736	4-15
Patents and technology	33,843	(6,510)	27,333	5-17
Non-compete agreements	6,577	(5,108)	1,469	3-6
Trade names	46,654	(11,948)	34,706	10-15
Distributor relationships	22,160	(11,282)	10,878	8-15
Trademark	5,230	—	5,230	Indefinite
Intangible Assets Total	$397,635	$(102,283)	$295,352

	December 31, 2012
	Gross carrying amount	Accumulated amortization	Net amortizable intangibles	Amortization period (in years)
Customer relationships	$241,358	$(49,766)	$191,592	4-15
Patents and technology	19,780	(4,360)	15,420	5-17
Non-compete agreements	5,880	(4,420)	1,460	3-6
Trade names	40,255	(8,680)	31,575	10-15
Distributor relationships	22,160	(10,018)	12,142	8-15
Trademark	5,230	—	5,230	Indefinite
Intangible Assets Total	$334,663	$(77,244)	$257,419

During the year ended December 31, 2012, an impairment loss of $1.2 million was recorded on certain intangible assets resulting from a lack of business and orders related to a specific service line within the Production & Infrastructure segment. The impairment loss was measured using a discounted cash flows approach and was recorded for the amount by which the carrying value exceeded the estimated fair value of the intangible assets. The impaired intangible assets included customer relationships and trade names and is recorded under "Impairment of intangible assets" in the consolidated statement of comprehensive income. No other indicators of intangible asset impairment occurred during the year ended December 31, 2012.
Amortization expense was $24.4 million, $20.3 million and $14.5 million for the years ended December 31, 2013, 2012 and 2011, respectively. The total weighted average amortization period is 14 years and the estimated future amortization expense for the next five years is as follows (in thousands):

Year ending December 31,
2014	$26,515
2015	26,455
2016	25,772
2017	25,426
2018	25,336